Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 28, 2018
Earnings Loss Per Share Tables
Reconciliation of basic and diluted earnings per share

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the fiscal years 2018 and 2017:

	Fiscal 2018	Fiscal 2017
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(10,243,396)	$(7,219,626)
Weighted average number of common shares outstanding	61,786,169	44,840,743
Basic net loss per share	$(0.17)	$(0.16)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(10,243,396)	$(7,219,626)
Weighted average number of common shares outstanding	61,786,169	44,840,743
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	61,786,169	44,840,743
Diluted net loss per share	$(0.17)	$(0.16)

(1)	At both February 28, 2018 and February 28, 2017, there were outstanding stock options equivalent to 6,437,600 and 6,692,310 common shares, respectively. The stock options are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At February 28, 2018 and February 28, 2017, there were outstanding warrants equivalent to 7,080,000 and 8,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.